Inventory	6 Months Ended
Jun. 30, 2023
Inventory [Abstract]
INVENTORY

6. INVENTORY

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Raw materials	1,793	1,782	246
Low value consumables	41	52	8
Finished goods	3,803	4,951	682

Less: inventory impairment	(180)	(180)	(25)
	5,457	6,605	911

The Group recognized RMB180 and nil of impairment of inventory for the year ended December 31, 2022, and for the six months ended June 30, 2023, respectively.